225 Pictoria Drive #450 Cincinnati, OH 45246 T 513.587.3400 ultimusfundsolutions.com

August 31, 2026

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capitol Series Trust (the “Trust”)

File Nos. 333-191495; 811-22895

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to the Canterbury Portfolio Thermostat Fund; and (ii) the text of Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on August 28, 2026, with regard to the Canterbury Portfolio Thermostat Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 587-3447.

Very truly yours,

/s/ Tiffany Franklin

Secretary of the Trust